Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 85,734,048	$ 32,538,513
Restricted cash		5,498
Prepaid expenses and other current assets	3,488,647	8,540,863
Trust bank balances held on behalf of customers	14,167,606	11,922,216
Consideration receivable		13,400,882
Amount		10,295,800
Deferred tax assets, current	969,464	926,081
Total current assets	120,734,896	92,214,207
Property and equipment, net	5,789,534	4,862,949
Acquired intangible assets, net	1,539,534	2,185,280
Cost method investment	554,392	1,217,617
Equity method investment, net	1,228,269	0
Rental deposits	1,422,626	1,387,653
Goodwill	6,699,620	7,089,780
Guarantee fund deposits	6,076,036	4,874,332
Deferred tax assets, non-current	20,250	71,540
Total assets	144,065,157	113,903,358
Current liabilities:
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $2,954,098 and $5,058,018 as of December 31, 2014 and December 31, 2015, respectively)	6,658,689	4,935,972
Accrued expenses and other current liabilities (including accrued expenses and othercurrent liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $6,282,466 and $13,035,773 as of December 31, 2014 and December 31, 2015, respectively)	15,655,425	8,837,734
Amounts due to customers for the trust bank balances held on their behalf (including amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $398,936 and $565,605 as of December 31, 2014 and December 31, 2015, respectively)	14,167,606	11,922,216
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $1,997,774 and $3,387,125 as of December 31, 2014 and December 31, 2015, respectively)	5,493,728	9,852,491
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $300,679 and $1,752,812 as of December 31, 2014 and December 31, 2015, respectively)	1,768,347	314,270
Deferred tax liabilities, current (including deferred tax liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $578,006 and $13,067 as of December 31, 2014 and December 31, 2015, respectively)	15,132	580,197
Total current liabilities	43,758,927	36,442,880
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $353,035 and $187,041 as of December 31, 2014 and December 31, 2015, respectively)	691,922	1,372,722
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $546,320 and $384,883 as of December 31, 2014 and December 31, 2015, respectively)	384,883	546,320
Total liabilities	44,835,732	38,361,922
Commitments and contingencies (Note 25)
China Finance Online Co. Limited shareholder's equity:
Ordinary shares (112,417,933 and 118,098,018 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	56,856,000	56,386,606
Additional paid-in capital	28,145,846	24,207,606
Accumulated other comprehensive income	8,597,295	12,064,338
Retained deficits	(5,560,770)	(28,043,186)
Total China Finance Online Co. Limited shareholders' equity	88,038,371	64,615,364
Noncontrolling interest	11,191,054	10,926,072
Total equity	99,229,425	75,541,436
Total liabilities and equity	144,065,157	113,903,358
Margin Clients [Member]
Current assets:
Accounts receivable - net of allowance for doubtful account	4,367,417	1,698,861
Others [Member]
Current assets:
Accounts receivable - net of allowance for doubtful account	$ 12,007,714	$ 12,885,493